Note 3 - Deposits (Details Textual) - USD ($)				9 Months Ended	12 Months Ended
	Jul. 01, 2016	Aug. 12, 2014	Feb. 28, 2014	Sep. 30, 2016	Dec. 31, 2012	Dec. 31, 2015	Dec. 18, 2015	Dec. 31, 2014
Customer Deposits, Current						$ 135,000		$ 100,000
Peter Holdings Ltd [Member]
Joint Venture Royalties Percentage					50.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Clarion Water [Member] | Isan System License Agreement [Member]
Customer Deposits, Current		$ 100,000	$ 100,000
License Agreement Term		10 years	10 years
Royalty As Percentage of Sales		10.00%	10.00%
Royalty as Percentage of Sublicensing Fees		40.00%	40.00%
Peter Holdings Ltd [Member] | Licensing Agreements [Member] | Clarion Water [Member] | Isan System License Agreement [Member] | Beginning July 1 2016 [Member]
Quarterly Payments from Licensee	$ 45,000		$ 50,000	$ 50,000
Potential Investor in 2015 Unit Offering [Member]
Customer Deposits, Current							$ 35,000